Report for the Calendar Year or Quarter Ended:	September 30, 2012
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 9, 2012

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$306,544
List of Other Managers Included:		NONE
















ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
237
3450
3450
3450
D
ADVANCED AUTO PARTS
COM
00751Y106
9195
134358
134358
134358
D
APPLE
COM
037833100
4217
6321
6321
6321
D
AT&T
COM
00206R102
245
6491
6491
6491
D
BOEING
COM
097023105
247
3550
3550
3550
D
CERNER CORPORATION
COM
156782104
3316
42847
42847
42847
D
CHEVRON-TEXACO CORP
COM
166764100
466
4000
4000
4000
D
CHUBB CORPORATION
COM
171232101
9695
127092
127092
127092
D
COLUMBIA ACORN FUND
COM
197199409
208
6671
6671
6671
D
COMMUNITY TRUST BANCORP
COM
204149108
212
5962
5962
5962
D
CONOCOPHILLIPS
COM
20825C104
11160
195175
195175
195175
D
DIAGEO PLC
COM
25243Q205
6832
60603
60603
60603
D
DISNEY (THE WALT) CO.
COM
254687106
11319
216504
216504
216504
D
EBAY
COM
278642103
12797
264568
264568
264568
D
EXPEDITORS INTERNATIONAL
COM
302130109
8186
225190
225190
225190
D
EXPRESS SCRIPTS
COM
30219G108
9157
146215
146215
146215
D
EXXON MOBIL CORP
COM
30231G102
15749
172216
172216
172216
D
GOOGLE, INC.
COM
38259P508
9738
12907
12907
12907
D
HEINZ HJ CO
COM
423074103
9570
171048
171048
171048
D
ILLINOIS TOOL WORKS INC
COM
452308109
9606
161527
161527
161527
D
INT'L BUSINESS MACHINES
COM
459200101
260
1255
1255
1255
D
INTEL
COM
458140100
202
8900
8900
8900
D
JOHNSON & JOHNSON
COM
478160104
13399
194440
194440
194440
D
LOWE'S COMPANIES, INC.
COM
548661107
11571
382655
382655
382655
D
MCDONALD'S CORP
COM
580135101
12607
137409
137409
137409
D
MEDTRONIC INC
COM
585055106
7729
179252
179252
179252
D
MERCK & CO.
COM
58933Y105
326
7222
7222
7222
D
NATIONAL OILWELL VARCO
COM
637071101
2928
36549
36549
36549
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
206
2175
2175
2175
D
NOVARTIS AG
COM
66987V109
13144
214553
214553
214553
D
ORACLE CORPORATION
COM
68389X105
9411
299149
299149
299149
D
PAYCHEX, INC.
COM
704326107
9743
292671
292671
292671
D
PEPSICO
COM
713448108
14581
206033
206033
206033
D
PFIZER INC
COM
717081103
741
29812
29812
29812
D
PHILIP MORRIS INT'L
COM
718172109
211
2350
2350
2350
D
PROCTER & GAMBLE
COM
742718109
15550
224191
224191
224191
D
ROCKWELL AUTOMATION INC.
COM
773903109
5121
73628
73628
73628
D
ROYAL DUTCH SHELL
COM
780259206
219
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
6527
69873
69873
69873
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
311
2157
2157
2157
D
STATE STREET CORP
COM
857477103
10772
256721
256721
256721
D
STRYKER
COM
863667101
11050
198527
198527
198527
D
THERMO FISHER SCIENTIFIC
COM
883556102
9469
160963
160963
160963
D
UNITED TECHNOLOGIES CORP
COM
913017109
7754
99044
99044
99044
D
US BANCORP
COM
902973304
422
12296
12296
12296
D
VANGUARD STAR FD #56
COM
921909107
718
34771
34771
34771
D
3M COMPANY
COM
88579Y101
9312
100755
100755
100755
S
REPORT SUMMARY
49
RECORDS
306544
0
OTHER MANAGERS